Earnings Per Ordinary Share	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Earnings Per Ordinary Share	Earnings Per Ordinary Share
In December 2023, the Company filed a registration statement with the SEC relating to a proposed Initial Public Offering of our ordinary shares. As a result of that filing, and in accordance with the accounting guidance of ASC Topic 260, “Earnings Per Share”, the Company has presented the following disclosure on earnings per ordinary share. This disclosure is new for the fiscal year ended December 31, 2023.
Basic and diluted earnings per ordinary share are calculated by dividing net income available to holders of Aspen Insurance Holdings Limited’s ordinary shares by the weighted average number of ordinary shares outstanding. The following table presents the computation of basic and diluted earnings/(loss) per ordinary share for the twelve months ended December 31, 2023, 2022 and 2021.

	Twelve Months Ended December 31,
	2023	2022	2021
	($ in millions, except share and share amounts)
Net income	$534.7	$51.1	$29.8
Less: Preference share dividends	(49.9)	(44.6)	(44.5)
Net income/(loss) available to ordinary shareholders	$484.8	$6.5	$(14.7)

Basic and diluted weighted average ordinary shares outstanding	60,395,839	60,395,839	60,395,839

Basic and diluted earnings/(loss) per ordinary share	$8.03	$0.11	$(0.24)
Earnings Per Ordinary Share
Basic and diluted earnings per ordinary share are calculated by dividing net income available to holders of Aspen Insurance Holdings Limited’s ordinary shares by the weighted average number of ordinary shares outstanding. The following table presents the computation of basic and diluted earnings per ordinary share for the three and nine months ended September 30, 2024 and 2023.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
	($ in millions, except share and per share amounts)
Net income	$56.7	$86.3	$237.5	$305.2
Less: Preference share dividends	(13.8)	(13.8)	(41.1)	(36.0)
Net income available to ordinary shareholders	$42.9	$72.5	$196.4	$269.2

Basic and diluted weighted average ordinary shares outstanding	60,395,839	60,395,839	60,395,839	60,395,839

Basic and diluted earnings per ordinary share	$0.71	$1.20	$3.25	$4.46